Disposals of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Nanchang Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	3,480
Deferred tax assets	1,449
Prepayments	306
Inventories	1,165
Trade and other receivables	298
Cash and cash equivalents	—
Trade payables and other payables	(5,005)
Lease liabilities	(7,496)
Non-controlling interests	6,589
Net assets of subsidiary	786
Gain on disposal of subsidiary	2,214
Cash consideration	3,000

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

2022
RMB’000
Cash received	1,500
Net cash inflow in respect of disposal of Nanchang Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd.	1,500

Changsha Peng'ai Aesthetic Medical Hospital Co., Ltd
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	15,425
Goodwill	176
Deferred tax assets	3,435
Prepayments	159
Inventories	1,843
Trade and other receivables	1,844
Cash and cash equivalents	52
Trade payables and other payables	(7,461)
Contract liabilities	(51)
Income tax liabilities	(506)
Lease liabilities	(8,304)
Non-controlling interest	11,551
Net assets of subsidiary	18,163
Loss on disposal of subsidiary	(13,543)
Cash consideration	4,620

Changsha Peng'ai Xiuqi Aesthetic Medical Hospital Co., Ltd
Disposals of subsidiaries
Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

2022
RMB’000
Cash received	3,150
Cash and cash equivalents disposed of	(52)
Net cash inflow in respect of disposal of Changsha Peng’ai Xiuqi Aesthetic Medical Hospital Co., Ltd.	3,098

Shenzhen Miaoyan Medical Technology Investment Co., Ltd
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	(25)
Intangible assets	6
Deferred tax assets	6
Prepayments	192
Investment in associate	860
Trade and other receivables	20,294
Cash and cash equivalents	26
Trade payables and other payables	(16,558)
Contract liabilities	(13)
Income tax liabilities	209
Reserve	(5)
Net assets of subsidiary	4,992
Loss on disposal of subsidiary	(3,092)
Cash consideration	1,900

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

2023
RMB’000
Cash received	1,900
Cash and cash equivalents disposed of	(26)
Net cash inflow in respect of disposal	1,874

Ningbo Beilun Pengai Aesthetic Medical Clinic Co., Ltd
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	543
Intangible assets	24
Trade and other receivables	508
Cash and cash equivalents	76
Trade payables and other payables	(995)
Net assets of subsidiary	156
Loss on disposal of subsidiary	(156)
Cash consideration	—

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

2023
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(76)
Net cash outflow in respect of disposal	(76)

Stargaze Wealth Limited
Disposals of subsidiaries
Schedule of net assets of subsidiary disposed of and their financial impacts

RMB’000
Net assets disposed of:
Property, plant and equipment	842
Prepayments	1
Asset held-for-sale	1,083
Trade and other receivables	16,690
Cash and cash equivalents	974
Trade payables and other payables	(18,114)
Exchange reserve	136
Net assets of subsidiary	1,612
Loss on disposal of subsidiary	(1,612)
Cash consideration	—

Schedule of analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary

2023
RMB’000
Cash received	—
Cash and cash equivalents disposed of	(974)
Net cash outflow in respect of disposal	(974)